Long-term debt (Details) $ in Millions	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Jan. 01, 2016 USD ($)
Long-term debt
Financing fees		$ (52.4)		$ (0.4)
Total long-term debt		2,961.0		600.7
Current portion		(18.1)		(101.9)	$ (2.0)
Non-current portion		2,942.9		498.8	$ 710.7
Revolving loans payable
Long-term debt
Long-term debt		454.0		241.5
Revolving loan payable In Canadian dollars
Long-term debt
Long-term debt			$ 25,000,000	18.6
Operating loan payable in Canadian dollars
Long-term debt
Long-term debt	$ 51,000,000	40.6	$ 0
Term Loan A
Long-term debt
Long-term debt		500.0
Term B loan payable
Long-term debt
Long-term debt		2,000.0
2024 Term notes
Long-term debt
Long-term debt				236.3
2017 Term notes
Long-term debt
Long-term debt				100.0
Obligations under finance leases
Long-term debt
Long-term debt		18.8		$ 4.7
Total long-term debt		$ 18.8